ACQUISITIONS (Details) In Thousands, unless otherwise specified							9 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Yunnan Province USD ($)	Dec. 31, 2012 Yunnan Province USD ($)	Dec. 31, 2011 Yunnan Province USD ($)	Dec. 31, 2011 Dazhaihe USD ($)	Dec. 31, 2011 Dazhaihe USD ($)	Apr. 10, 2011 Dazhaihe Yunnan Province USD ($)	Apr. 10, 2011 Dazhaihe Xiaopengzu USD ($)	Apr. 10, 2011 Dazhaihe Xiaopengzu CNY	Nov. 06, 2010 Dazhaihe Xiaopengzu item
ACQUISITIONS
Ownership interest (as a percent)							100.00%	100.00%
Number of shareholders entered into an equity transfer purchase agreement												7
Estimated fair value of the assets acquired and liabilities assumed at the date of acquisition
Cash purchase price										$ 9,019
Total purchase consideration										9,019	59,000
Cash										59
Property, plant and equipment, net										11,540
Other assets										555
Goodwill	115,960	112,481	135,651	22,265	21,597	21,544			6,646	6,646
Total assets acquired										18,800
Other liabilities										(9,303)
Deferred tax liabilities - non-current										(478)
Total liabilities assumed										(9,781)
Net assets acquired			1,825							9,019
Goodwill expected to be deductible for tax purposes									0
Acquisition-related costs								28
Revenue							831
Net profit/(loss)							$ (717)